Financial instruments (Details 1) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 29, 2011
Debt Instrument [Line Items]
Accounts payable	$ 6,340,405		$ 17,255,192
Accrued liabilities (Note 10)	2,530,664		6,906,900
Accrued interest liabilities	5,869,718	[1]	1,408,935
Loan payable	322,187,396		317,949,125
Financial instrument liquidity risk liabilities	116,940,400
Accounts payable 1 to 3 months	6,340,405
Accrued liabilities 1 to 3 months	2,530,664
Accrued interest liabilities 1 to 3 months	3,409,008	[1]
Financial instrument liquidity risk liabilities 1 to 3 months	93,478,077
Accounts payable 3 to 6 months
Accrued Liabilities 3 to 6 months		[1]
Accrued interest liabilities 3 to 6 months	2,088,920	[1]
Financial instrument liquidity liabilities risk 3 to 6 months	19,382,567
Accounts payable current less than 1 year
Accrued liabilities current less than 1 year
Accrued interest liabilities less than 1 year	371,790	[1]
Financial instrument liquidity risk liabilities less than 1 year	4,079,756
Windstar bridge financing
Debt Instrument [Line Items]
Loan payable	55,000,000	[2]	51,013,346	[3]
Loans Payable 1 to 3 months	55,000,000	[2]
Loans payable 3 to 6 months		[2]
Loans payable less than 1 year		[2]
Corporate bridge financing
Debt Instrument [Line Items]
Accrued interest liabilities	2,744,297		1,390,672
Loan payable	19,704,439	[4]	18,867,922	[5]
Loans Payable 1 to 3 months	2,209,426	[4]
Loans payable 3 to 6 months	13,787,047	[4]
Loans payable less than 1 year	3,707,966	[4]
Deferred financing
Debt Instrument [Line Items]
Loan payable	15,488,574	[2]	15,488,574	[6]
Loans Payable 1 to 3 months	15,488,574	[2]
Loans payable 3 to 6 months		[2]
Loans payable less than 1 year		[2]
REC promissory note
Debt Instrument [Line Items]
Accrued interest liabilities	271,382		2,961
Loan payable	12,006,600	[7]	12,006,600	[7]	12,006,600
Loans Payable 1 to 3 months	8,500,000	[8]
Loans payable 3 to 6 months	3,506,600	[8]
Loans payable less than 1 year		[8]

[1]	Accrued interest liabilities comprise of corporate bridge financing, Windstar senior secured notes, the REC promissory note and the Kingman credit agreement. The corporate bridge financing are due on maturity dates being August 31, 2012, November 14, 2012, December 2012, and January 15, 2013. The Windstar senior secured notes is due on July 31, 2012 utilizing our restricted cash and accounts receivable balances, the REC promissory note accrued interest is due on November 30, 2012, and the Kingman credit agreement in due at the beginning of July utilizing our restricted cash and accounts receivable balances.
[2]	On July 9, 2012, the Company was awarded $78,334,713 in tax free cash grant under the US internal Revenue Code Section 1603 in connection with its 120MW Windstar project, (Note 22). The funds were subsequently received on July 16, 2012, and applied as follows: $55,000,000 used to repay the Windstar bridge financing loan (Note 12(b)); $13,933,897 used to repay deferred financing costs net of liquidated damages (Note 12(c)); $5,248,127 used to fund the debt service reserve account, and; $4,710,468 was set aside for the ongoing arbitration between the Company and its deferred financing vendor (Note 23).
[3]	The Company signed a financing agreement with Rabobank to finance the Windstar project for up to $55,000,000 in the form of a letter of credit ("LC"). Interest on amounts drawn from the LC is based on LIBOR plus the applicable margin. An LC fee is also charged on the undrawn portion of the LC. Interest and the LC fee are due monthly. The loan matures on the date upon which Windstar receives the U.S. Department of Energy cash grant described below but no later than July 31, 2012. As at June 30, 2012, Rabobank had funded $55,000,000 of the LC (December 31, 2011 - $51,013,346). The loan was subsequently repaid on July 16, 2012 (Note 22). The proceeds of the letter of credit were used to pay specified costs for the Windstar project.
[4]	The corporate bridge financing is due on maturity dates being August 31, 2012 ($2,209,426), November 14, 2012 ($2,081,973), December 2012 ($11,705,073), and January 15, 2013 ($3,707,966).
[5]	During the period ended June 30, 2012, the Company renewed two of its corporate loan agreements, originally entered into on January 15, 2010. The loans including outstanding interest were renewed on January 15, 2012. The $2,930,550 loan bears interest at 20% per annum, and the $778,287 loan bears interest at 25% per annum. Both loans mature on January 15, 2013. The Company originally entered into two corporate loan agreements in December 2010, both of the loans including outstanding bonuses and interest were renewed in December 2011 and mature in December 2012. The $6,634,233 loan bears interest at 20% per annum, and the $5,070,840 loan bears interest at 25% per annum. On November 14, 2011, the Company signed a corporate promissory note agreement with an institutional investor for $2,000,000. The note carries a $220,000 upfront fee payable at maturity. The principal amount of the note and the upfront fee bear interest at 12% per annum, compounded monthly. The promissory note matures on November 13, 2012. The Company originally entered into a corporate loan agreement on June 30, 2010, the loan including outstanding interest was renewed on June 30, 2011 and matures on June 30, 2012. The $2,209,426 loan bears interest at 12% per annum, and includes a bonus of $243,037 payable at maturity. The loan was subsequently renewed (Note 22). All corporate loan agreements allow for early repayment by the Company, without premium or penalty.
[6]	The Company has entered into $15,488,574 of deferred financing with one of its project vendors. The Company has until the earlier of the receipt of the U.S. Department of Energy cash grant or 90 days after the initial operations date to repay the deferred financing balance, at which time the full balance will begin to accrue interest at 10% per annum, until repaid. Loan repayments were subsequently made on July 16, 2012 (Note 22).
[7]	On December 29, 2011, the Company signed a promissory note with REC U.S. Holdings, Inc. for $12,006,600. The note bears interest of 3% per annum up to March 31, 2012, 6% per annum up to June 30, 2012, and 7.5% per annum thereafter. On August 15, 2012 the company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012. On December 29, 2011, the Company entered into a module supply agreement with REC Solar U.S., LLC for the purchase of solar modules totaling 42MW for use in construction of the Company's Yabucoa, Puerto Rico solar project. The full amount of the promissory note was used to purchase an initial 12MW of solar modules.
[8]	On August 15, 2012 the Company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012.